Commodity Taxes Recoverable and Other Receivables - Schedule of commodity taxes recoverable and other receivables (Details) - CAD ($) $ in Thousands	Jul. 31, 2021	Jul. 31, 2020
Commodity Taxes Recoverable And Other Receivables [Abstract]
Commodity taxes recoverable	$ 56	$ 12,821
Lease receivable - current	107	630
Receivable on conversion of Inner Spirit Holdings Shares	2,698	0
Loan receivable	5,000	0
Other receivables	5,688	3,282
Total	$ 13,549	$ 16,733